STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Plan interest in Master Trust	$ 4,695,508	$ 4,780,745
Self-directed brokerage accounts	156,631	145,249
Total investments	4,852,139	4,925,994
Receivables:
Notes receivable from participant loans	57,889	67,858
Participants’ contributions	6,227	4
Employer’s contributions	6,101	3
Total receivables	70,217	67,865
LIABILITIES:
Accrued expenses	351	389
Total liabilities	351	389
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,922,005	$ 4,993,470